UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):              [ ]is a restatement.
                                               [ ]adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Technology Crossover Management IV, L.L.C.
Address:  c/o Technology Crossover Ventures
          528 Ramona Street
          Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Frederic D. Fenton
Title:  Authorized Signatory
Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Frederic D. Fenton         Palo Alto, California         November 14, 2011
 [Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

      [_] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:  $5,666
                                         (thousands)


                                                                                                             Voting
                    Title of                Value     Shares/     Sh/  Put/  Invstmt   Other                Authority
Name of Issuer       Class      CUSIP      (x$1000)    PrnAmt     Prn  Call  Dscretn  Managers     Sole       Shared    None
---------------     --------  ---------    --------  ----------   ---  ----  -------  --------   ---------  ---------   ----
Mattersight Corp    Common   290151307       3,754     922,435    SH         Sole                 922,435       0         0
RadiSys Corp*       Common   750459109       1,912     312,409    SH         Sole                 312,409       0         0

                                          ---------
                              TOTAL         $5,666


* includes 312,409 shares held in escrow.